Bank Borrowings - Schedule of Long-Term Bank Borrowings (Details)	Dec. 31, 2024 CNY (¥)
Schedule of Long-Term Bank Borrowings [Abstract]
2025	¥ 792,548
2026	624,734
2027	624,734
2028	613,011
2029	487,825
2030 and thereafter	2,113,246
Total	¥ 5,256,098